Trade and other receivables - Ageing of Trade Receivables and Other Financial Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [Line items]
Financial assets	£ 7,096.8	£ 7,099.4
Trade receivables
Disclosure of financial assets [Line items]
Financial assets	6,600.5	6,572.2
Trade receivables | Cost
Disclosure of financial assets [Line items]
Financial assets	6,671.0	6,684.7
Trade receivables | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	(70.5)	(112.5)
Other financial assets
Disclosure of financial assets [Line items]
Financial assets	496.3	527.2
0-30 days
Disclosure of financial assets [Line items]
Financial assets	604.8	692.5
0-30 days | Trade receivables
Disclosure of financial assets [Line items]
Financial assets	589.6	660.0
0-30 days | Trade receivables | Cost
Disclosure of financial assets [Line items]
Financial assets	589.8	661.2
0-30 days | Trade receivables | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	(0.2)	(1.2)
0-30 days | Other financial assets
Disclosure of financial assets [Line items]
Financial assets	15.2	32.5
31-90 days
Disclosure of financial assets [Line items]
Financial assets	195.2	175.9
31-90 days | Trade receivables
Disclosure of financial assets [Line items]
Financial assets	192.5	167.3
31-90 days | Trade receivables | Cost
Disclosure of financial assets [Line items]
Financial assets	194.4	169.2
31-90 days | Trade receivables | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	(1.9)	(1.9)
31-90 days | Other financial assets
Disclosure of financial assets [Line items]
Financial assets	2.7	8.6
91-180 days
Disclosure of financial assets [Line items]
Financial assets	59.5	52.2
91-180 days | Trade receivables
Disclosure of financial assets [Line items]
Financial assets	56.5	40.4
91-180 days | Trade receivables | Cost
Disclosure of financial assets [Line items]
Financial assets	64.0	55.6
91-180 days | Trade receivables | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	(7.5)	(15.2)
91-180 days | Other financial assets
Disclosure of financial assets [Line items]
Financial assets	3.0	11.8
181 days- 1 year
Disclosure of financial assets [Line items]
Financial assets	8.4	11.8
181 days- 1 year | Trade receivables
Disclosure of financial assets [Line items]
Financial assets	5.7	7.5
181 days- 1 year | Trade receivables | Cost
Disclosure of financial assets [Line items]
Financial assets	10.6	32.7
181 days- 1 year | Trade receivables | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	(4.9)	(25.2)
181 days- 1 year | Other financial assets
Disclosure of financial assets [Line items]
Financial assets	2.7	4.3
Greater than 1 year
Disclosure of financial assets [Line items]
Financial assets	53.5	22.8
Greater than 1 year | Trade receivables
Disclosure of financial assets [Line items]
Financial assets	2.9	4.6
Greater than 1 year | Trade receivables | Cost
Disclosure of financial assets [Line items]
Financial assets	56.6	69.2
Greater than 1 year | Trade receivables | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	(53.7)	(64.6)
Greater than 1 year | Other financial assets
Disclosure of financial assets [Line items]
Financial assets	50.6	18.2
Not past due
Disclosure of financial assets [Line items]
Financial assets	6,175.4	6,144.2
Not past due | Trade receivables
Disclosure of financial assets [Line items]
Financial assets	5,753.3	5,692.4
Not past due | Trade receivables | Cost
Disclosure of financial assets [Line items]
Financial assets	5,755.6	5,696.8
Not past due | Trade receivables | Accumulated impairment losses and write-downs
Disclosure of financial assets [Line items]
Financial assets	(2.3)	(4.4)
Not past due | Other financial assets
Disclosure of financial assets [Line items]
Financial assets	£ 422.1	£ 451.8